Financial Risk Management - Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Liabilities
Warrant liability	$ 0	$ 0
Recurring Fair Value Measurement [member]
Liabilities
Convertible note liability	835,446	1,452,950
Warrant liability	0	131,896
Total liabilities	835,446	1,584,846
Level 1 [member] | Recurring Fair Value Measurement [member]
Liabilities
Convertible note liability	0	0
Warrant liability	0	0
Total liabilities	0	0
Level 2 [member] | Recurring Fair Value Measurement [member]
Liabilities
Convertible note liability	0	0
Warrant liability	0	131,896
Total liabilities	0	131,896
Level 3 [member] | Recurring Fair Value Measurement [member]
Liabilities
Convertible note liability	835,446	1,452,950
Warrant liability	0	0
Total liabilities	$ 835,446	$ 1,452,950